Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of due from discontinued operations net

	December 31, 2023	December 31, 2022

Due from discontinued operations	$17,632,181	$14,013,927
Allowance for expected credit losses	(17,632,181)	—
Due from discontinued operations, net	$—	$14,013,927